STATUTORY RESERVE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statutory Accounting Practices [Line Items]
Balance, Beginning	$ 2,539,170	$ 2,508,735	$ 1,653,723
Addition to statutory reserve		0	0
Balance, Ending	2,583,925	2,539,170	$ 2,508,735
Statutory Reserve [Member]
Statutory Accounting Practices [Line Items]
Balance, Beginning	2,539,170
Addition to statutory reserve	44,755
Balance, Ending	$ 2,583,925	$ 2,539,170